Discontinued Operations - Schedule of Operations of Discontinued Operations (Details) - Lexi-Luu Designs, Inc [Member] - USD ($)		6 Months Ended	12 Months Ended
	Jul. 02, 2014	Jun. 30, 2014	Dec. 31, 2015
Sales	$ 210,767	$ 210,767
Cost of Goods Sold		110,368
Gross Profit		100,399
Operating Expenses		115,969
Loss from Operations		(15,570)
Other Income (Expenses)		(8,182)
Net Loss	$ (23,752)	$ (23,752)